8. Related Parties (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfRelatedPartiesLineItems [Line Items]
Compensation expense of key executives	R$ 50,307	R$ 51,542	R$ 49,123
Short Term Compensation
SummaryOfRelatedPartiesLineItems [Line Items]
Compensation expense of key executives	45,477	40,306	37,759
Stock Compensation
SummaryOfRelatedPartiesLineItems [Line Items]
Compensation expense of key executives	1,399	5,427	6,126
Post Employment Benefits
SummaryOfRelatedPartiesLineItems [Line Items]
Compensation expense of key executives	1,096	3,336	2,936
Termination Benefit
SummaryOfRelatedPartiesLineItems [Line Items]
Compensation expense of key executives	8,794
Long Term Compensation
SummaryOfRelatedPartiesLineItems [Line Items]
Compensation expense of key executives	R$ (6,459)	R$ 2,473	R$ 2,302